Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
November 30, 2022
CBD-NPRT1-0123
1.907010.112
Nonconvertible Bonds - 87.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
2.25% 2/1/32	13,000,000	10,300,998
3.55% 9/15/55	5,501,000	3,858,450
3.65% 9/15/59	3,848,000	2,672,793
3.8% 12/1/57	16,364,000	11,879,740
4.3% 2/15/30	5,000,000	4,750,482
4.5% 5/15/35	3,834,000	3,513,367
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	8,250,000	7,038,802
Verizon Communications, Inc.:
2.355% 3/15/32	14,000,000	11,238,218
2.55% 3/21/31	4,843,000	4,037,563
3% 11/20/60	8,375,000	5,165,550
3.15% 3/22/30	721,000	639,937
3.7% 3/22/61	12,000,000	8,616,998
4.016% 12/3/29	10,000,000	9,434,764
4.329% 9/21/28	2,268,000	2,204,903
4.4% 11/1/34	13,039,000	12,037,877
4.5% 8/10/33	1,048,000	993,167
		98,383,609
Entertainment - 0.6%
The Walt Disney Co.:
3.8% 3/22/30	11,650,000	10,943,585
4.7% 3/23/50	5,000,000	4,678,264
6.65% 11/15/37	9,414,000	10,801,882
		26,423,731
Interactive Media & Services - 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	2,810,000	2,320,610
3.575% 4/11/26 (b)	3,730,000	3,520,188
		5,840,798
Media - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	13,200,000	11,121,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	7,300,000	4,662,854
3.85% 4/1/61	8,500,000	5,240,160
5.25% 4/1/53	8,700,000	6,990,561
5.375% 5/1/47	4,670,000	3,863,430
5.5% 4/1/63	3,700,000	2,964,575
Comcast Corp.:
2.937% 11/1/56	2,589,000	1,678,172
2.987% 11/1/63	10,034,000	6,347,881
3.999% 11/1/49	1,427,000	1,164,438
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	11,674,847
4.65% 5/15/50	5,800,000	4,187,209
Fox Corp.:
3.5% 4/8/30	9,550,000	8,396,739
4.709% 1/25/29	405,000	391,394
5.476% 1/25/39	400,000	368,352
5.576% 1/25/49	265,000	237,652
Magallanes, Inc.:
3.755% 3/15/27 (b)	2,104,000	1,917,339
4.054% 3/15/29 (b)	729,000	638,407
4.279% 3/15/32 (b)	17,886,000	15,185,199
5.05% 3/15/42 (b)	3,039,000	2,432,866
5.141% 3/15/52 (b)	13,496,000	10,457,524
5.391% 3/15/62 (b)	5,490,000	4,248,106
Time Warner Cable LLC:
5.5% 9/1/41	561,000	477,554
5.875% 11/15/40	7,482,000	6,631,480
6.55% 5/1/37	1,930,000	1,849,822
6.75% 6/15/39	1,246,000	1,210,941
7.3% 7/1/38	6,915,000	7,071,236
		121,409,738
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	11,945,000	10,574,801
4.55% 3/15/52 (b)	11,010,000	8,961,518
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	3,174,000	2,695,542
2.7% 3/15/32	21,520,000	17,660,634
3.5% 4/15/25	2,000,000	1,936,412
3.75% 4/15/27	7,500,000	7,104,431
Vodafone Group PLC:
3.25% 6/4/81 (c)	2,900,000	2,406,420
4.125% 5/30/25	5,882,000	5,806,348
4.375% 5/30/28	6,017,000	5,954,336
5.25% 5/30/48	7,000,000	6,286,458
		69,386,900
TOTAL COMMUNICATION SERVICES		321,444,776
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 1.8%
Ford Motor Co. 3.25% 2/12/32	11,000,000	8,733,485
General Motors Co.:
5% 4/1/35	2,279,000	2,016,235
5.2% 4/1/45	2,600,000	2,204,522
5.4% 4/1/48	1,050,000	904,478
5.6% 10/15/32	5,000,000	4,805,564
5.95% 4/1/49	4,960,000	4,609,257
General Motors Financial Co., Inc.:
3.1% 1/12/32	12,060,000	9,674,787
4.3% 4/6/29	11,200,000	10,259,043
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	5,994,000	5,176,786
2.691% 9/15/31 (b)	11,150,000	8,610,956
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	12,000,000	10,166,636
4.75% 11/13/28 (b)	8,072,000	7,818,953
		74,980,702
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	6,032,000	4,875,302
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	4,876,206
5.75% 6/15/43	358,000	355,865
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	4,912,204
		10,144,275
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.875% 12/9/45	6,679,000	6,277,864
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,134,666
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	1,065,000	846,750
Multiline Retail - 0.8%
Dollar General Corp. 3.5% 4/3/30	11,170,000	10,140,614
Dollar Tree, Inc.:
2.65% 12/1/31	12,000,000	9,796,405
4% 5/15/25	6,286,000	6,158,881
4.2% 5/15/28	6,377,000	6,090,565
		32,186,465
Specialty Retail - 1.8%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	4,230,701
AutoNation, Inc.:
1.95% 8/1/28	12,350,000	9,870,603
2.4% 8/1/31	5,500,000	4,042,445
3.85% 3/1/32	5,400,000	4,453,033
4.75% 6/1/30	354,000	318,779
AutoZone, Inc. 4% 4/15/30	9,600,000	8,977,087
Lowe's Companies, Inc.:
3% 10/15/50	11,700,000	7,855,565
3.75% 4/1/32	10,000,000	9,109,114
5.625% 4/15/53	6,450,000	6,452,886
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	2,729,880
4.35% 6/1/28	6,286,000	6,102,453
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,126,536
The Home Depot, Inc. 5.95% 4/1/41	846,000	924,955
Triton Container International Ltd. 1.15% 6/7/24 (b)	5,450,000	5,021,834
		75,215,871
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	12,275,000	9,498,258
TOTAL CONSUMER DISCRETIONARY		219,160,153
CONSUMER STAPLES - 6.0%
Beverages - 1.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	12,000,000	11,225,799
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	1,944,896
4.9% 2/1/46	966,000	903,677
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	13,852,677
4.5% 6/1/50	7,000,000	6,328,808
4.6% 4/15/48	10,509,000	9,547,569
4.9% 1/23/31	5,729,000	5,794,745
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	7,422,583
PepsiCo, Inc. 3.9% 7/18/32	15,000,000	14,390,967
		71,411,721
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	9,622,000	8,200,086
Food Products - 1.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	13,215,000	11,518,458
3% 5/15/32 (b)	12,645,000	9,910,582
4.375% 2/2/52 (b)	5,480,000	3,983,741
5.5% 1/15/30 (b)	12,850,000	12,325,206
6.5% 12/1/52 (b)	8,000,000	7,720,000
JDE Peet's BV 2.25% 9/24/31 (b)	4,272,000	3,200,572
Smithfield Foods, Inc. 3% 10/15/30 (b)	2,115,000	1,628,652
Viterra Finance BV 4.9% 4/21/27 (b)	13,300,000	12,439,512
		62,726,723
Tobacco - 2.7%
Altria Group, Inc.:
2.45% 2/4/32	5,875,000	4,453,978
3.4% 2/4/41	10,300,000	7,010,158
4.25% 8/9/42	1,221,000	910,407
4.8% 2/14/29	99,000	95,027
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	9,682,203
2.726% 3/25/31	15,400,000	12,128,214
3.215% 9/6/26	11,285,000	10,474,905
3.222% 8/15/24	5,433,000	5,239,828
3.557% 8/15/27	8,000,000	7,297,105
3.984% 9/25/50	5,000,000	3,380,096
4.7% 4/2/27	2,012,000	1,939,912
7.75% 10/19/32	9,600,000	10,577,247
BAT International Finance PLC 4.448% 3/16/28	7,650,000	7,124,548
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	7,764,000	7,149,194
4.25% 7/21/25 (b)	4,713,000	4,498,767
6.125% 7/27/27 (b)	1,922,000	1,922,431
Philip Morris International, Inc.:
4.375% 11/15/41	1,886,000	1,537,420
5.625% 11/17/29	8,750,000	8,898,345
5.75% 11/17/32	9,298,000	9,574,859
Reynolds American, Inc.:
4.45% 6/12/25	527,000	517,515
5.7% 8/15/35	274,000	252,953
		114,665,112
TOTAL CONSUMER STAPLES		257,003,642
ENERGY - 7.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	11,545,020
Oil, Gas & Consumable Fuels - 7.3%
Boardwalk Pipelines LP 4.95% 12/15/24	3,700,000	3,664,775
Canadian Natural Resources Ltd.:
2.95% 7/15/30	13,764,000	11,758,931
3.9% 2/1/25	3,884,000	3,801,075
5.85% 2/1/35	476,000	465,027
6.25% 3/15/38	3,908,000	4,007,804
Cenovus Energy, Inc.:
2.65% 1/15/32	1,233,000	995,869
3.75% 2/15/52	3,820,000	2,752,261
4.25% 4/15/27	2,604,000	2,494,699
5.375% 7/15/25	9,137,000	9,139,705
5.4% 6/15/47	4,008,000	3,702,205
6.75% 11/15/39	2,416,000	2,541,887
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	5,748,089
ConocoPhillips Co.:
6.5% 2/1/39	4,132,000	4,737,294
6.95% 4/15/29	2,739,000	3,052,134
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	199,955
5.125% 5/15/29	8,176,000	7,927,414
5.375% 7/15/25	5,000,000	4,937,888
5.6% 4/1/44	307,000	288,734
5.85% 5/21/43 (b)(c)	6,734,000	6,587,887
6.75% 9/15/37 (b)	1,924,000	1,971,025
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	7,508,000	6,551,849
3.9% 11/15/49	7,000,000	4,864,595
Enbridge, Inc.:
4.25% 12/1/26	383,000	371,346
5.5% 12/1/46	3,408,000	3,266,959
Energy Transfer LP:
3.75% 5/15/30	10,655,000	9,444,460
4% 10/1/27	4,055,000	3,805,004
4.2% 9/15/23	259,000	257,108
4.25% 4/1/24	11,475,000	11,246,116
4.95% 6/15/28	882,000	853,191
5% 5/15/50	16,650,000	13,722,096
5.4% 10/1/47	1,753,000	1,511,748
5.8% 6/15/38	493,000	457,132
6% 6/15/48	322,000	295,751
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	4,510,000	4,386,418
Hess Corp.:
4.3% 4/1/27	13,487,000	12,963,902
5.6% 2/15/41	7,562,000	7,287,793
5.8% 4/1/47	11,100,000	10,782,281
7.3% 8/15/31	3,175,000	3,489,272
7.875% 10/1/29	5,544,000	6,206,674
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	8,918,065
MPLX LP:
1.75% 3/1/26	9,336,000	8,333,471
2.65% 8/15/30	12,000,000	9,847,518
4.875% 12/1/24	381,000	377,712
4.95% 9/1/32	3,872,000	3,664,969
Occidental Petroleum Corp.:
2.9% 8/15/24	1,164,000	1,117,440
5.55% 3/15/26	670,000	670,000
Ovintiv, Inc.:
5.15% 11/15/41	1,620,000	1,465,505
7.375% 11/1/31	1,041,000	1,128,162
8.125% 9/15/30	4,649,000	5,167,643
Petroleos Mexicanos:
4.5% 1/23/26	7,000,000	6,300,000
6.49% 1/23/27	991,000	896,657
6.5% 3/13/27	8,572,000	7,728,515
Phillips 66 Co. 3.85% 4/9/25	234,000	228,822
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,483,904
3.85% 10/15/23	4,984,000	4,917,300
4.65% 10/15/25	5,859,000	5,768,704
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	601,989
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	3,891,550
4.5% 3/15/45	872,000	729,409
Suncor Energy, Inc. 6.5% 6/15/38	3,417,000	3,544,113
The Williams Companies, Inc.:
2.6% 3/15/31	12,300,000	10,121,886
3.5% 11/15/30	3,807,000	3,368,876
4.65% 8/15/32	3,870,000	3,665,819
5.3% 8/15/52	855,000	785,368
5.75% 6/24/44	4,411,000	4,295,397
TransCanada PipeLines Ltd. 4.25% 5/15/28	9,800,000	9,363,336
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	448,000	393,514
Western Gas Partners LP:
4.3% 2/1/30	21,139,000	18,836,752
4.65% 7/1/26	238,000	231,463
		310,382,212
TOTAL ENERGY		321,927,232
FINANCIALS - 32.0%
Banks - 18.2%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	5,181,000	4,987,808
7.583% 10/14/26 (b)(c)	10,050,000	10,194,973
Banco Santander SA 2.749% 12/3/30	17,400,000	13,018,772
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	9,000,000	8,340,201
1.898% 7/23/31 (c)	11,200,000	8,732,138
2.592% 4/29/31 (c)	12,500,000	10,315,620
2.972% 2/4/33 (c)	30,000,000	24,521,232
3.194% 7/23/30 (c)	16,960,000	14,802,687
3.705% 4/24/28 (c)	6,286,000	5,855,431
4.571% 4/27/33 (c)	14,000,000	13,047,657
5.015% 7/22/33 (c)	18,200,000	17,570,619
6.11% 1/29/37	2,152,000	2,231,216
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	6,356,000	6,225,242
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	6,566,970
Barclays PLC:
1.007% 12/10/24 (c)	4,697,000	4,441,665
3.65% 3/16/25	3,904,000	3,723,792
3.811% 3/10/42 (c)	12,000,000	7,828,589
5.088% 6/20/30 (c)	10,793,000	9,721,340
5.746% 8/9/33 (c)	3,331,000	3,190,604
7.437% 11/2/33 (c)	11,800,000	12,499,650
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	6,494,000	5,640,665
1.904% 9/30/28 (b)(c)	11,750,000	9,677,848
2.159% 9/15/29 (b)(c)	6,296,000	5,107,318
2.219% 6/9/26 (b)(c)	3,473,000	3,189,496
2.824% 1/26/41 (b)	9,300,000	5,784,516
4.625% 3/13/27 (b)	4,075,000	3,872,578
BPCE SA:
2.277% 1/20/32 (b)(c)	12,075,000	9,003,665
3.116% 10/19/32 (b)(c)	9,800,000	7,158,769
Citigroup, Inc.:
2.666% 1/29/31 (c)	8,200,000	6,806,662
3.106% 4/8/26 (c)	14,000,000	13,279,398
3.785% 3/17/33 (c)	10,000,000	8,729,892
3.98% 3/20/30 (c)	12,000,000	10,972,134
4.4% 6/10/25	1,331,000	1,309,003
4.412% 3/31/31 (c)	10,000,000	9,295,068
4.6% 3/9/26	921,000	908,013
4.91% 5/24/33 (c)	5,257,000	5,005,263
8.125% 7/15/39	1,728,000	2,169,714
Citizens Financial Group, Inc. 2.638% 9/30/32	6,941,000	5,187,565
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	26,452,000	21,722,447
Credit Agricole SA 2.811% 1/11/41 (b)	6,691,000	4,143,272
Danske Bank A/S 1.171% 12/8/23 (b)(c)	16,700,000	16,688,680
Fifth Third Bancorp 8.25% 3/1/38	3,460,000	4,207,204
HSBC Holdings PLC:
2.251% 11/22/27 (c)	8,604,000	7,416,218
2.357% 8/18/31 (c)	24,800,000	18,923,741
2.848% 6/4/31 (c)	9,800,000	7,811,328
4.041% 3/13/28 (c)	6,005,000	5,503,294
4.762% 3/29/33 (c)	12,550,000	10,857,775
4.95% 3/31/30	462,000	442,771
5.402% 8/11/33 (c)	8,117,000	7,599,760
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	9,956,000	7,208,885
4.443% 8/4/28 (c)	4,512,000	4,284,800
ING Groep NV:
4.017% 3/28/28 (c)	15,000,000	13,996,532
4.252% 3/28/33 (c)	10,000,000	8,810,540
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	19,037,000	18,392,547
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	15,000,000	12,739,837
2.956% 5/13/31 (c)	1,884,000	1,571,044
2.963% 1/25/33 (c)	15,000,000	12,367,084
4.323% 4/26/28 (c)	15,000,000	14,375,793
4.586% 4/26/33 (c)	15,000,000	14,090,152
4.912% 7/25/33 (c)	20,000,000	19,286,293
5.717% 9/14/33 (c)	21,050,000	20,824,022
Lloyds Banking Group PLC:
3.87% 7/9/25 (c)	5,500,000	5,294,724
4.375% 3/22/28	6,937,000	6,518,566
4.976% 8/11/33 (c)	10,000,000	9,203,394
7.953% 11/15/33 (c)	9,950,000	10,477,354
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/28 (c)	14,650,000	13,845,395
Mizuho Financial Group, Inc. 2.564% 9/13/31	17,000,000	13,013,795
Rabobank Nederland:
3.649% 4/6/28 (b)(c)	11,150,000	10,278,216
3.75% 7/21/26	6,754,000	6,339,994
Royal Bank of Canada 4.65% 1/27/26	1,061,000	1,050,603
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,768,000	2,402,088
3.5% 6/7/24	6,658,000	6,460,308
5.807% 9/9/26 (c)	5,963,000	5,937,125
Societe Generale:
1.488% 12/14/26 (b)(c)	4,601,000	3,978,821
3.625% 3/1/41 (b)	12,500,000	8,030,816
4.25% 4/14/25 (b)	2,698,000	2,577,640
4.75% 11/24/25 (b)	6,461,000	6,154,027
6.221% 6/15/33 (b)(c)	13,500,000	12,555,015
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	6,937,000	6,646,166
SVB Financial Group:
1.8% 10/28/26	6,500,000	5,646,254
3.125% 6/5/30	2,947,000	2,411,017
Synchrony Bank 5.625% 8/23/27	3,367,000	3,259,591
UniCredit SpA 1.982% 6/3/27 (b)(c)	9,900,000	8,388,493
Wells Fargo & Co.:
2.164% 2/11/26 (c)	14,170,000	13,210,888
2.188% 4/30/26 (c)	12,500,000	11,642,432
3.068% 4/30/41 (c)	12,500,000	9,279,316
4.897% 7/25/33 (c)	10,454,000	10,073,094
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	16,000,000	14,774,536
Zions Bancorp NA 3.25% 10/29/29	8,229,000	6,784,586
		770,412,046
Capital Markets - 4.6%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	9,209,172
2.875% 6/15/27	5,125,000	4,392,540
3.25% 7/15/25	5,300,000	4,847,756
3.875% 1/15/26	6,017,000	5,532,960
4.25% 3/1/25	5,162,000	4,904,658
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	2,000,000	1,199,001
3.5% 9/10/49 (b)	7,409,000	5,219,160
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	3,093,000	2,740,054
3.091% 5/14/32 (b)(c)	8,500,000	5,790,733
4.194% 4/1/31 (b)(c)	9,628,000	7,299,094
4.55% 4/17/26	4,872,000	4,234,224
6.537% 8/12/33 (b)(c)	11,500,000	10,074,496
9.016% 11/15/33 (b)(c)	5,900,000	5,990,078
Deutsche Bank AG 4.5% 4/1/25	15,225,000	14,436,010
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	12,621,000	11,046,273
3.035% 5/28/32 (c)	6,468,000	4,871,377
Goldman Sachs Group, Inc.:
3.5% 11/16/26	5,162,000	4,909,978
3.75% 2/25/26	4,490,000	4,344,971
4.482% 8/23/28 (c)	10,000,000	9,600,436
Morgan Stanley:
1.794% 2/13/32 (c)	11,750,000	8,942,215
2.188% 4/28/26 (c)	11,770,000	10,948,344
2.699% 1/22/31 (c)	10,000,000	8,379,670
4.3% 1/27/45	851,000	732,897
6.342% 10/18/33 (c)	14,000,000	14,887,550
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	6,763,000	6,555,345
S&P Global, Inc. 3.9% 3/1/62 (b)	3,876,000	3,155,323
UBS Group AG:
3.126% 8/13/30 (b)(c)	8,605,000	7,322,899
4.988% 8/5/33 (b)(c)	16,800,000	15,652,066
		197,219,280
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	4,500,000	4,140,746
1.75% 1/30/26	6,211,000	5,479,733
2.45% 10/29/26	8,864,000	7,794,074
3% 10/29/28	6,952,000	5,873,671
3.3% 1/30/32	2,088,000	1,664,073
3.4% 10/29/33	4,321,000	3,349,319
3.85% 10/29/41	7,060,000	5,178,932
4.875% 1/16/24	371,000	365,754
Ally Financial, Inc.:
2.2% 11/2/28	3,965,000	3,166,510
3.05% 6/5/23	4,445,000	4,385,517
3.875% 5/21/24	1,970,000	1,916,566
5.75% 11/20/25	7,714,000	7,611,145
5.8% 5/1/25	1,997,000	2,005,243
8% 11/1/31	20,573,000	22,069,979
Capital One Financial Corp.:
2.359% 7/29/32 (c)	13,862,000	10,100,678
5.247% 7/26/30 (c)	6,476,000	6,172,689
5.268% 5/10/33 (c)	18,000,000	16,951,383
Discover Financial Services:
4.5% 1/30/26	1,042,000	1,003,071
6.7% 11/29/32	1,017,000	1,034,596
Ford Motor Credit Co. LLC:
3.375% 11/13/25	8,750,000	8,073,013
3.625% 6/17/31	200,000	164,159
4.063% 11/1/24	8,000,000	7,722,766
4.95% 5/28/27	16,400,000	15,520,468
Synchrony Financial 4.375% 3/19/24	513,000	503,829
		142,247,914
Diversified Financial Services - 2.4%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	3,303,000	2,703,883
Athene Global Funding:
1.45% 1/8/26 (b)	17,950,000	15,810,619
2.5% 3/24/28 (b)	11,200,000	9,477,259
Blackstone Private Credit Fund:
4.7% 3/24/25	9,805,000	9,582,690
7.05% 9/29/25 (b)	4,993,000	5,002,950
Brixmor Operating Partnership LP:
2.25% 4/1/28	3,781,000	3,129,335
4.05% 7/1/30	2,172,000	1,898,185
4.125% 5/15/29	1,112,000	993,853
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	1,496,000	1,400,340
3.85% 4/5/29 (b)	1,468,000	1,336,346
3.9% 4/5/32 (b)	1,747,000	1,540,515
4.35% 4/5/42 (b)	397,000	325,035
4.4% 4/5/52 (b)	1,175,000	944,429
Equitable Holdings, Inc.:
4.35% 4/20/28	6,107,000	5,808,226
5% 4/20/48	2,979,000	2,588,345
Jackson Financial, Inc.:
3.125% 11/23/31	18,220,000	13,980,459
4% 11/23/51	6,000,000	3,886,481
5.17% 6/8/27	1,619,000	1,586,576
5.67% 6/8/32	9,062,000	8,609,381
Rexford Industrial Realty LP 2.15% 9/1/31	4,635,000	3,578,584
Voya Financial, Inc.:
4.7% 1/23/48 (c)	5,029,000	3,715,909
5.7% 7/15/43	2,341,000	2,168,631
		100,068,031
Insurance - 3.5%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,743,000	1,260,627
3.375% 4/7/30 (b)	2,730,000	2,410,057
3.6% 4/9/29 (b)	3,500,000	3,198,436
3.9% 4/6/28 (b)	4,213,000	3,961,460
American International Group, Inc. 5.75% 4/1/48 (c)	5,747,000	5,396,433
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	8,775,000	6,885,313
Aon Corp. 6.25% 9/30/40	228,000	237,395
Assurant, Inc. 2.65% 1/15/32	12,450,000	9,258,484
Athene Holding Ltd.:
3.45% 5/15/52	11,000,000	6,867,258
3.95% 5/25/51	2,575,000	1,774,353
6.65% 2/1/33	8,100,000	8,105,190
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	4,384,555
Empower Finance 2020 LP 3.075% 9/17/51 (b)	5,656,000	3,462,981
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	5,515,000	4,461,667
5.625% 8/16/32 (b)	21,500,000	20,205,706
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	889,921
Intact Financial Corp. 5.459% 9/22/32 (b)	11,832,000	11,800,749
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	9,450,000	8,507,719
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	9,725,000	6,010,356
3.729% 10/15/70 (b)	2,604,000	1,744,916
Pacific LifeCorp:
3.35% 9/15/50 (b)	11,300,000	7,781,925
5.125% 1/30/43 (b)	1,156,000	1,054,261
Pricoa Global Funding I 5.625% 6/15/43 (c)	4,490,000	4,452,509
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,182,862
Prudential Financial, Inc.:
3.935% 12/7/49	1,354,000	1,063,779
6% 9/1/52 (c)	6,884,000	6,347,329
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	8,978,000	8,425,211
Unum Group:
4.125% 6/15/51	8,470,000	5,900,232
5.75% 8/15/42	3,366,000	3,003,466
		150,035,150
TOTAL FINANCIALS		1,359,982,421
HEALTH CARE - 5.6%
Biotechnology - 0.6%
AbbVie, Inc.:
3.2% 11/21/29	5,000,000	4,564,891
4.05% 11/21/39	5,000,000	4,368,251
4.55% 3/15/35	4,916,000	4,676,048
Amgen, Inc. 4.663% 6/15/51	6,000,000	5,414,889
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	5,900,000	4,635,522
2.8% 9/15/50	4,000,000	2,536,306
		26,195,907
Health Care Providers & Services - 3.1%
Centene Corp.:
2.625% 8/1/31	16,630,000	13,074,839
3% 10/15/30	15,525,000	12,724,135
4.25% 12/15/27	1,615,000	1,515,645
4.625% 12/15/29	5,880,000	5,467,430
Cigna Corp.:
3.4% 3/15/50	7,000,000	5,051,542
3.4% 3/15/51	7,000,000	5,101,763
4.125% 11/15/25	838,000	824,241
4.375% 10/15/28	1,336,000	1,302,098
4.8% 8/15/38	4,331,000	4,086,252
4.9% 12/15/48	831,000	767,167
CVS Health Corp. 4.78% 3/25/38	3,477,000	3,213,412
Elevance Health, Inc. 2.25% 5/15/30	8,725,000	7,286,319
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	3,530,000	3,108,635
3.625% 3/15/32 (b)	12,535,000	10,715,479
4.625% 3/15/52 (b)	5,310,000	4,281,378
5.125% 6/15/39	3,015,000	2,687,365
5.25% 6/15/49	3,323,000	2,906,051
Quest Diagnostics, Inc. 2.95% 6/30/30	10,000,000	8,658,537
Sabra Health Care LP:
3.2% 12/1/31	9,732,000	7,297,451
3.9% 10/15/29	1,261,000	1,041,513
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	101,136
4.25% 3/15/43	2,244,000	1,995,723
4.625% 7/15/35	671,000	658,687
4.75% 7/15/45	1,642,000	1,550,409
Universal Health Services, Inc.:
2.65% 10/15/30 (b)	15,083,000	12,058,709
2.65% 1/15/32 (b)	15,293,000	11,567,960
		129,043,876
Pharmaceuticals - 1.9%
AstraZeneca PLC 6.45% 9/15/37	4,965,000	5,656,551
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	7,000,000	6,788,074
4.25% 12/15/25 (b)	13,334,000	12,930,758
4.375% 12/15/28 (b)	8,500,000	8,068,695
4.875% 6/25/48 (b)	8,545,000	7,453,198
Elanco Animal Health, Inc.:
5.772% 8/28/23	283,000	281,848
6.4% 8/28/28 (c)	11,422,000	10,548,560
Mylan NV 4.55% 4/15/28	8,085,000	7,613,920
Perrigo Finance PLC 4.4% 6/15/30	10,400,000	8,889,192
Viatris, Inc.:
2.7% 6/22/30	8,964,000	7,150,120
4% 6/22/50	10,251,000	6,667,144
		82,048,060
TOTAL HEALTH CARE		237,287,843
INDUSTRIALS - 4.2%
Aerospace & Defense - 1.8%
BAE Systems PLC:
3% 9/15/50 (b)	6,954,000	4,660,221
3.4% 4/15/30 (b)	863,000	768,040
Northrop Grumman Corp.:
2.93% 1/15/25	50,000	48,078
4.03% 10/15/47	5,388,000	4,569,402
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,077,925
3.25% 2/1/28	7,000,000	6,374,619
5.04% 5/1/27	26,500,000	26,242,887
5.15% 5/1/30	16,500,000	16,097,911
5.805% 5/1/50	13,000,000	12,264,903
		74,103,986
Airlines - 0.7%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,378,331	1,990,881
American Airlines, Inc. 3.75% 4/15/27	2,977,370	2,596,832
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	2,269,351	1,870,054
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	7,294,285
5.25% 5/4/25	12,600,000	12,670,557
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,697,852	1,460,408
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,443,968	1,311,925
		29,194,942
Building Products - 0.4%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	8,365,928
Carrier Global Corp. 2.7% 2/15/31	10,200,000	8,525,107
		16,891,035
Electrical Equipment - 0.1%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,004,434
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	435,990
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	6,416,000	6,022,066
		6,458,056
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	100,000	90,124
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	793,099
4.4% 3/15/42	2,244,000	2,049,050
Canadian Pacific Railway Co. 3.1% 12/2/51	3,713,000	2,610,461
CSX Corp.:
3.8% 4/15/50	126,000	99,018
4.3% 3/1/48	8,870,000	7,721,364
Union Pacific Corp. 3.25% 2/5/50	5,500,000	4,101,921
		17,374,913
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.875% 1/15/26	7,000,000	6,448,127
2.875% 1/15/32	15,300,000	12,091,327
		18,539,454
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	6,760,000	6,205,841
4.25% 4/15/26 (b)	1,403,000	1,272,957
4.375% 5/1/26 (b)	1,008,000	916,283
5.5% 1/15/26 (b)	1,800,000	1,704,968
		10,100,049
TOTAL INDUSTRIALS		177,756,993
INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment & Components - 1.0%
Dell International LLC/EMC Corp.:
3.375% 12/15/41 (b)	6,000,000	4,134,782
3.45% 12/15/51 (b)	8,000,000	5,156,980
5.3% 10/1/29	10,000,000	9,891,777
5.85% 7/15/25	485,000	492,622
6.02% 6/15/26	3,386,000	3,457,970
Vontier Corp.:
2.4% 4/1/28	12,350,000	9,666,963
2.95% 4/1/31	13,858,000	9,956,904
		42,757,998
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	8,591,000	7,614,286
Fiserv, Inc. 3.5% 7/1/29	3,773,000	3,402,751
		11,017,037
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	843,000	712,508
2.45% 2/15/31 (b)	7,200,000	5,680,544
2.6% 2/15/33 (b)	7,289,000	5,507,646
3.137% 11/15/35 (b)	11,000,000	8,151,871
3.5% 2/15/41 (b)	5,793,000	4,190,294
3.75% 2/15/51 (b)	2,719,000	1,918,821
Marvell Technology, Inc. 2.45% 4/15/28	8,000,000	6,788,038
Microchip Technology, Inc.:
0.972% 2/15/24	7,000,000	6,623,198
0.983% 9/1/24	4,181,000	3,865,765
Micron Technology, Inc.:
2.703% 4/15/32	3,275,000	2,531,726
3.366% 11/1/41	3,570,000	2,486,688
3.477% 11/1/51	3,580,000	2,374,089
4.185% 2/15/27	13,879,000	13,269,047
		64,100,235
Software - 0.9%
Oracle Corp.:
2.5% 4/1/25	7,000,000	6,621,064
2.8% 4/1/27	5,000,000	4,562,567
2.875% 3/25/31	12,000,000	10,037,257
3.95% 3/25/51	8,510,000	6,227,367
4.375% 5/15/55	3,725,000	2,832,188
5.375% 7/15/40	216,000	199,573
Roper Technologies, Inc.:
1.75% 2/15/31	6,000,000	4,655,780
2.95% 9/15/29	4,544,000	3,978,165
		39,113,961
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 3.85% 8/4/46	4,529,000	3,926,977
TOTAL INFORMATION TECHNOLOGY		160,916,208
MATERIALS - 1.3%
Chemicals - 1.0%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	19,000,000	18,596,233
6.33% 7/15/29	6,000,000	5,765,244
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	8,450,000	7,061,868
2.3% 11/1/30 (b)	8,500,000	6,681,306
LYB International Finance III LLC 2.25% 10/1/30	5,205,000	4,148,042
The Dow Chemical Co. 4.55% 11/30/25	136,000	135,017
		42,387,710
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	5,697,885
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (b)	10,000,000	8,864,400
TOTAL MATERIALS		56,949,995
REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Agree LP 4.8% 10/1/32	10,929,000	10,052,528
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	12,084,321
4.7% 7/1/30	1,381,000	1,324,725
American Homes 4 Rent LP:
2.375% 7/15/31	340,000	264,280
3.375% 7/15/51	526,000	336,232
3.625% 4/15/32	1,607,000	1,361,606
4.3% 4/15/52	1,113,000	825,683
American Tower Corp.:
2.1% 6/15/30	5,700,000	4,578,799
2.4% 3/15/25	8,080,000	7,603,051
Camden Property Trust 3.15% 7/1/29	6,286,000	5,613,957
Corporate Office Properties LP:
2% 1/15/29	7,677,000	5,941,344
2.25% 3/15/26	831,000	729,862
2.75% 4/15/31	4,027,000	3,042,718
2.9% 12/1/33	13,205,000	9,427,961
Crown Castle International Corp. 3.3% 7/1/30	14,000,000	12,312,458
Hudson Pacific Properties LP:
3.95% 11/1/27	4,132,000	3,503,024
5.95% 2/15/28	28,823,000	27,364,747
Invitation Homes Operating Partnership LP:
2% 8/15/31	4,645,000	3,438,590
4.15% 4/15/32	2,349,000	2,059,296
Kite Realty Group Trust:
4% 3/15/25	225,000	215,818
4.75% 9/15/30	4,559,000	4,046,875
LXP Industrial Trust (REIT) 4.4% 6/15/24	225,000	218,703
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	19,000,000	13,395,000
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,096,000	2,270,114
3.375% 2/1/31	11,659,000	9,112,827
4.375% 8/1/23	1,387,000	1,368,866
4.75% 1/15/28	5,000,000	4,615,254
Piedmont Operating Partnership LP 2.75% 4/1/32	670,000	478,611
Realty Income Corp. 2.85% 12/15/32	481,000	394,669
Simon Property Group LP 2.45% 9/13/29	7,542,000	6,340,617
Spirit Realty LP 2.1% 3/15/28	4,920,000	3,999,506
Store Capital Corp.:
2.7% 12/1/31	13,000,000	9,780,464
2.75% 11/18/30	979,000	763,428
Sun Communities Operating LP:
2.3% 11/1/28	764,000	628,524
2.7% 7/15/31	1,942,000	1,510,986
4.2% 4/15/32	15,000,000	12,941,479
UDR, Inc. 2.1% 8/1/32	7,194,000	5,342,328
Ventas Realty LP:
2.5% 9/1/31	5,636,000	4,438,246
3% 1/15/30	8,140,000	6,915,030
4.4% 1/15/29	10,000,000	9,362,527
VICI Properties LP:
4.75% 2/15/28	3,225,000	3,040,079
4.95% 2/15/30	9,650,000	9,122,657
5.125% 5/15/32	820,000	769,168
Vornado Realty LP:
2.15% 6/1/26	837,000	707,429
3.4% 6/1/31	3,027,000	2,307,496
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	4,482,927
4% 2/1/25	7,950,000	7,732,880
		238,167,690
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
4.1% 10/1/24	2,694,000	2,592,625
4.55% 10/1/29	1,809,000	1,598,432
Tanger Properties LP 2.75% 9/1/31	9,752,000	6,974,747
		11,165,804
TOTAL REAL ESTATE		249,333,494
UTILITIES - 8.3%
Electric Utilities - 4.9%
Alabama Power Co. 3.05% 3/15/32	3,060,000	2,663,151
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	9,388,000	7,666,306
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	9,531,201
3.743% 5/1/26	16,357,000	15,425,121
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)	3,597,000	3,295,562
5.95% 12/15/36	3,300,000	3,329,029
Duke Energy Corp.:
2.45% 6/1/30	1,269,000	1,066,402
2.55% 6/15/31	7,000,000	5,757,261
4.5% 8/15/32	20,130,000	19,098,933
5% 8/15/52	15,130,000	13,749,129
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	2,487,586
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,167,000	922,935
2.775% 1/7/32 (b)	4,292,000	3,366,205
3.616% 8/1/27 (b)	4,394,000	3,963,399
Edison International 3.55% 11/15/24	4,250,000	4,090,046
Exelon Corp.:
3.35% 3/15/32 (b)	20,822,000	18,293,986
4.05% 4/15/30	7,586,000	7,156,989
4.1% 3/15/52 (b)	609,000	497,025
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,026,283
2.25% 9/1/30	9,244,000	7,347,362
2.65% 3/1/30	4,770,000	3,943,645
7.375% 11/15/31	7,300,000	8,219,882
IPALCO Enterprises, Inc.:
3.7% 9/1/24	430,000	416,433
4.25% 5/1/30	14,400,000	12,900,580
Southern Co.:
3.7% 4/30/30	14,820,000	13,411,102
4.4% 7/1/46	13,000,000	10,924,720
5.113% 8/1/27	18,500,000	18,439,336
Tampa Electric Co. 6.55% 5/15/36	449,000	482,213
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	5,425,738
4.8% 9/15/41	499,000	443,525
		206,341,085
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	1,796,000	1,495,733
ONE Gas, Inc. 2% 5/15/30	5,208,000	4,249,951
Southern Co. Gas Capital Corp. 3.15% 9/30/51	4,891,000	3,217,294
		8,962,978
Independent Power and Renewable Electricity Producers - 1.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	10,000,000	8,815,252
Emera U.S. Finance LP:
2.639% 6/15/31	12,675,000	10,005,080
3.55% 6/15/26	14,650,000	13,741,553
4.75% 6/15/46	8,751,000	6,930,514
The AES Corp.:
1.375% 1/15/26	4,810,000	4,272,972
2.45% 1/15/31	13,083,000	10,395,982
3.3% 7/15/25 (b)	3,929,000	3,677,251
3.95% 7/15/30 (b)	3,427,000	3,000,339
		60,838,943
Multi-Utilities - 1.8%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	6,500,000	4,288,714
Dominion Energy, Inc. 3.071% 8/15/24 (c)	8,845,000	8,547,896
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,401,276
1.7% 2/15/31	5,000,000	3,853,378
2.95% 9/1/29	1,798,000	1,576,413
3.49% 5/15/27	3,591,000	3,390,616
3.6% 5/1/30	5,261,000	4,729,700
4.375% 5/15/47	5,000,000	4,186,833
4.8% 2/15/44	8,000,000	7,148,568
5.25% 2/15/43	212,000	199,954
5.95% 6/15/41	1,024,000	1,034,465
Puget Energy, Inc.:
2.379% 6/15/28	10,580,000	9,054,304
3.65% 5/15/25	2,636,000	2,509,945
4.1% 6/15/30	2,781,000	2,498,474
4.224% 3/15/32	17,115,000	15,270,163
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(d)	105,000	86,106
2.2% 12/15/28	5,000,000	4,240,283
		75,017,088
TOTAL UTILITIES		351,160,094
TOTAL NONCONVERTIBLE BONDS (Cost $4,279,446,244)		3,712,922,851

U.S. Treasury Obligations - 5.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	21,300,000	14,860,078
1.875% 2/15/41	20,000,000	14,453,125
2% 11/15/41	31,000,000	22,577,930
2.25% 2/15/52	4,300,000	3,105,238
2.875% 5/15/52	74,400,000	61,845,000
3% 8/15/52	154,000,000	131,862,493
TOTAL U.S. TREASURY OBLIGATIONS (Cost $275,229,046)		248,703,864

Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $2,206,080)	2,206,080	2,064,644

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	1,795,699
California Gen. Oblig. Series 2010, 7.625% 3/1/40	305,000	390,928
TOTAL MUNICIPAL SECURITIES (Cost $2,423,908)		2,186,627

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 4.5% 4/22/29 (Cost $5,585,667)	5,000,000	4,865,000

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Regions Bank 6.45% 6/26/37 (Cost $2,727,024)	2,611,000	2,717,826

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	5,706,000	5,073,892
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG:
4.375% (b)(c)(e)	3,595,000	2,664,794
4.875% (b)(c)(e)	7,660,000	6,436,196
		9,100,990
TOTAL PREFERRED SECURITIES (Cost $16,961,000)		14,174,882

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $225,147,482)	225,103,733	225,148,754

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $4,809,726,451)	4,212,784,448
NET OTHER ASSETS (LIABILITIES) - 0.7%	29,306,202
NET ASSETS - 100.0%	4,242,090,650

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $815,882,543 or 19.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	287,414,556	213,902,532	276,168,334	1,744,092	-	-	225,148,754	0.5%
Fidelity Securities Lending Cash Central Fund 3.86%	-	86,755,692	86,755,692	955	-	-	-	0.0%
Total	287,414,556	300,658,224	362,924,026	1,745,047	-	-	225,148,754

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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